Schedule of related party balances (Details) - USD ($)		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Alex Lai Kum Weng [Member]
Related Party Transaction [Line Items]
Other receivable – related party				$ 20,557
Related Party [Member]
Related Party Transaction [Line Items]
Other receivable – related party				38,575
Other payables – related parties		$ 579,116	696,495	579,116
Kelvin Chen [Member]
Related Party Transaction [Line Items]
Other payables – related parties			2,779	166,104
Kent Ridge Health Pte Ltd [Member]
Related Party Transaction [Line Items]
Other payables – related parties			547,214	395,779
UG Digital Sdn Bhd [Member]
Related Party Transaction [Line Items]
Other payables – related parties			11,502
James Tan [Member]
Related Party Transaction [Line Items]
Other payables – related parties				2,181
Chong Yew Yen [Member]
Related Party Transaction [Line Items]
Other payables – related parties				230
8i Enterprises Ptd Ltd [Member]
Related Party Transaction [Line Items]
Other payables – related parties	[1]		135,000
8i Enterprises Ptd Ltd One [Member]
Related Party Transaction [Line Items]
Other payables – related parties				$ 14,822

[1]	Converted the loan balances into the Company’s ordinary shares in March 2024. See Note 14.